Investment in associates	6 Months Ended
Jun. 30, 2022
Marketable Securities
Investment in associates
Note 6: Investment in associates

(a) Acquisition of Dolly Varden

The Dolly Varden Transaction completed on February 25, 2022. As a result, Fury acquired 76,504,590 Dolly Varden Shares on February 25, 2022, representing approximately 35.3% of the Dolly Varden Shares outstanding. During the six months ended June 30, 2022, Dolly Varden completed a private placement which included the issuance of 11.3 million common shares, resulting in the Company’s equity interest being diluted to 33.2% as of June 30, 2022. Dolly Varden holds a 100% interest in the gold-silver Kitsault Valley project including the Dolly Varden Project and the Homestake Ridge gold-silver project, located in the southern tip of the Golden Triangle of British Columbia.

(b) Acquisition of UMS

On April 1, 2022, the Company purchased a 25% share interest in UMS for nominal consideration (note 1). The Company further recognized as part of its net investment in UMS, a cash deposit of $150 which is held by UMS for the purposes of general working capital, and which will only be returned to the Company upon termination of the UMS arrangement.

As part of the UMS arrangement, the Company is contractually obliged to pay certain rental expenses in respect of a ten-year office lease entered into by UMS on July 1, 2021. As at June 30, 2022, the Company expects to incur approximately $556 in respect of its share of future rental expense of UMS.

(c) Summarized financial information of the Company’s investments in associates:

The carrying amounts of the Company’s investments in associates as at June 30, 2022 were as follows:

	Dolly Varden	UMS	Total
Carrying amount at December 31, 2021	$-	$-	$-
Acquisition of equity investment (note 3)	60,439	-	60,439
Company’s share of net loss of associates	(449)	-	(449)
Carrying amount at March 31, 2022	59,990	$-	$59,990
Acquisition of equity investment	-	151	151
Company’s share of net loss of associates	(1,406)	(35)	(1,441)
Carrying amount at June 30, 2022	$58,584	$116	$58,700

The fair market value of the Company’s investment in Dolly Varden as at June 30, 2022 was $52,788 based upon a closing share price of $0.69.

For the three months ended June 30, 2022, the Company’s equity share of net loss of the Company’s associates on a 100% basis were as follows:

Three months ended June 30, 2022	Dolly Varden	UMS
Cost recoveries	$-	$(1,690)
Exploration and evaluation	4,059	665
Marketing	272	181
Share-based compensation	258	-
Administrative and other	(354)	983
Net loss of associate, 100%	4,235	139
Company's share of net loss of associates	$1,406	$35

For the six months ended June 30, 2022, the Company’s equity share of net loss of the Company’s associates on a 100% basis were as follows:

Six months ended June 30, 2022	Dolly Varden	UMS
Cost recoveries	$-	$(1,690)
Exploration and evaluation	4,183	665
Marketing	484	181
Share-based compensation	1,080	-
Administrative and other	(241)	983
Net loss of associate, 100%	5,506	139
Company's share of net loss of associates	$1,855	$35

The Company’s equity share of net assets of associates at June 30, 2022 is as follows:

	Dolly Varden	UMS
Current assets	$22,866	$1,209
Non-current assets	157,440	2,791
Current liabilities	(3,689)	(2,013)
Non-current liabilities	-	(1,523)
Net assets, 100%	176,617	464
Company’s equity share of net assets of associate	$58,584	$116

(d) Services rendered and balances with UMS

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Exploration and evaluation costs	$252	$82	$303	$132
Marketing and investor relations	5	(15)	5	8
General and administration	233	79	351	137
Total transactions for the period	$490	$146	$659	$277

The outstanding balance owing at June 30, 2022, was $237 (December 31, 2021 – $142) which is included in accounts payable. In addition, the Company had $19 in current prepaids (December 31, 2021 – $56) representing certain geological software licenses purchased on behalf of the Company by UMS, and which are amortized over twelve months.